UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21343

Salomon Brothers Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.

FORM N-Q

JANUARY 31, 2006

SALOMON BROTHERS EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited)	January 31, 2006

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 85.8%
Argentina - 3.7%
		Republic of Argentina:
1,000,000	EUR	8.000% due 2/26/08 (a)	$360,151
3,200,000	ERS	8.125% due 4/21/08 (a)	1,142,758
1,200,000	EUR	8.250% due 7/6/10 (a)	421,240
468,125		4.005% due 8/3/12 (b)	423,987
5,000,000	DEM	10.250% due 2/6/49 (a)	944,021
1,000,000	EUR	9.500% due 3/4/49 (a)	363,191
5,000,000	DEM	7.000% due 3/18/49 (a)	909,058
1,425,000	EUR	9.000% due 6/20/49 (a)	504,554
2,000,000	EUR	8.500% due 7/1/49 (a)	695,989
1,000,000	EUR	9.250% due 7/20/49 (a)	351,034
2,000,000	EUR	9.250% due 10/21/49 (a)	686,871
20,436,504	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	7,879,074
		Medium-Term Notes:
2,000,000	EUR	10.000% due 1/7/49 (a)	741,577
525,000	EUR	8.750% due 2/4/49 (a)	191,473
2,000,000	EUR	7.000% due 3/18/49 (a)	711,185
5,000,000,000	ITL	7.000% due 3/18/49 (a)	910,377
2,000,000	EUR	8.125% due 10/4/49 (a)	686,871
4,205,000		Par Bonds, step bond to yield 8.669% due 12/31/38	1,481,211
		Series GDP:
4,205,000		0.000% due 12/15/35 (b)	290,145
4,825,000	EUR	0.000% due 12/15/35 (b)	400,338
82,017,123	ARS	Series PGDP, 0.000% due 12/15/35 (b)	1,472,360

		Total Argentina	21,567,465

Brazil - 18.8%
		Federative Republic of Brazil:
6,010,000		8.750% due 2/4/25	6,881,450
4,700,000		8.250% due 1/20/34	5,205,250
10,000,000		11.000% due 8/17/40	12,912,500
56,195,000		Collective Action Securities, 8.000% due 1/15/18 (c)	61,435,184
		DCB, Series L:
17,788,917		5.250% due 4/15/12 (b)	17,744,444
6,022,125		Registered, 5.250% due 4/15/12 (b)	6,007,070

		Total Brazil	110,185,898

Bulgaria - 1.6%
7,950,000		Republic of Bulgaria, 8.250% due 1/15/15 (d)	9,540,000

Chile - 1.6%
8,975,000		Republic of Chile, 5.500% due 1/15/13 (c)	9,168,335

China - 0.5%
3,325,000		People’s Republic of China, Bonds, 4.750% due 10/29/13	3,241,253

Colombia - 4.9%
		Republic of Colombia:
9,765,000		8.125% due 5/21/24 (c)	10,912,388
12,940,000		10.375% due 1/28/33 (c)	17,708,390

		Total Colombia	28,620,778

Ecuador - 1.4%
		Republic of Ecuador:
1,195,000		12.000% due 11/15/12 (d)	1,236,825

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Ecuador (continued)
7,095,000	Step bond to yield 10.221% due 8/15/30 (d)	$6,917,625

	Total Ecuador	8,154,450

El Salvador - 1.7%
	Republic of El Salvador:
7,420,000	7.750% due 1/24/23 (d)	8,319,675
1,500,000	8.250% due 4/10/32 (d)	1,702,500

	Total El Salvador	10,022,175

Malaysia - 2.6%
	Federation of Malaysia:
100,000	8.750% due 6/1/09	111,268
13,750,000	7.500% due 7/15/11	15,325,578

	Total Malaysia	15,436,846

Mexico - 13.6%
	United Mexican States:
1,395,000	11.375% due 9/15/16	2,059,369
2,500,000	8.125% due 12/30/19	3,062,500
9,200,000	8.300% due 8/15/31	11,647,200
	Medium-Term Notes, Series A:
3,390,000	6.375% due 1/16/13	3,595,095
24,600,000	6.625% due 3/3/15	26,647,950
14,450,000	8.000% due 9/24/22 (c)	17,650,675
12,950,000	Series XW, 10.375% due 2/17/09	14,905,450

	Total Mexico	79,568,239

Panama - 3.7%
	Republic of Panama:
5,400,000	8.875% due 9/30/27	6,696,000
13,103,000	6.700% due 1/26/36	13,073,518
2,176,317	PDI, 5.563% due 7/17/16 (b)	2,127,350

	Total Panama	21,896,868

Peru - 6.6%
	Republic of Peru:
525,000	9.125% due 2/21/12	609,000
3,985,000	9.875% due 2/6/15	4,951,362
12,935,000	8.750% due 11/21/33 (c)	15,263,300
7,448,000	FLIRB, 5.000% due 3/7/17 (b)	7,150,080
	Global Bonds:
2,540,000	8.375% due 5/3/16	2,901,950
6,500,000	7.350% due 7/21/25	6,743,750
1,230,000	PDI, 5.000% due 3/7/17 (b)	1,196,175

	Total Peru	38,815,617

Philippines - 4.4%
	Republic of the Philippines:
2,075,000	8.250% due 1/15/14	2,224,089
16,650,000	10.625% due 3/16/25	21,166,312
2,075,000	9.500% due 2/2/30	2,432,834

	Total Philippines	25,823,235

Poland - 1.0%
5,550,000	Republic of Poland, 5.250% due 1/15/14	5,615,906

Russia - 4.5%
	Russian Federation:
2,175,000	11.000% due 7/24/18 (d)	3,197,250

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT†		SECURITY	VALUE
Russia (continued)
20,815,000		Step bond to yield 5.672% due 3/31/30 (d)	$23,260,763

		Total Russia	26,458,013

South Africa - 1.5%
8,425,000		Republic of South Africa, 6.500% due 6/2/14	9,099,000

Turkey - 7.0%
		Republic of Turkey:
3,790,000		11.500% due 1/23/12	4,808,562
1,725,000		11.000% due 1/14/13 (c)	2,192,906
2,125,000		7.250% due 3/15/15	2,231,250
22,325,000		7.000% due 6/5/20	22,631,969
4,820,000		11.875% due 1/15/30	7,383,637
		Collective Action Securities:
975,000		9.500% due 1/15/14	1,166,344
525,000		7.375% due 2/5/25	542,719

		Total Turkey	40,957,387

Ukraine - 1.1%
5,965,000		Republic of Ukraine, 7.650% due 6/11/13 (d)	6,337,813

Uruguay - 1.2%
6,503,294		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33	6,804,071

Venezuela - 4.4%
		Bolivarian Republic of Venezuela:
1,175,000		5.375% due 8/7/10 (d)	1,150,325
885,000		8.500% due 10/8/14	994,298
4,150,000		7.650% due 4/21/25	4,404,187
		Collective Action Securities:
14,655,000		5.614% due 4/20/11 (b)(d)	14,519,441
3,850,000		10.750% due 9/19/13	4,812,500

		Total Venezuela	25,880,751

		TOTAL SOVEREIGN BONDS (Cost - $470,919,828)	503,194,100

CORPORATE BONDS & NOTES - 11.5%
Chile - 0.5%
2,925,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	2,968,350

Malaysia - 0.4%
1,650,000		Petronas Capital Ltd., 7.875% due 5/22/22 (d)	2,032,109

Mexico - 5.7%
22,425,000		Pemex Project Funding Master Trust, 10.000% due 9/15/27 (d)	29,881,313
37,000,000	MXN	Telefonos de Mexico S.A. de C.V., 8.750% due 1/31/16	3,511,519

		Total Mexico	33,392,832

Russia - 4.9%
22,800,000		Gaz Capital SA, 8.625% due 4/28/34 (d)	28,928,640

		TOTAL CORPORATE BONDS & NOTES (Cost - $63,350,747)	67,321,931

WARRANT
WARRANTS - 0.3%
11,745		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	375,840
		United Mexican States:
12,100		Series XW05, Expires 11/9/06*	393,250
9,700		Series XW10, Expires 10/10/06*	412,250

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

WARRANTS		SECURITY	VALUE
WARRANTS (continued)
7,300		Series XW20, Expires 9/1/06*	$511,000

		TOTAL WARRANTS (Cost - $1,134,345)	1,692,340

CONTRACTS
PURCHASED OPTIONS - 0.1%
Argentina - 0.1%
15,500,000	EUR	Argentina, Call @ $0.30, expires 8/15/06	197,855
15,000,000	EUR	Argentina, Call @ $0.30, expires 9/27/06	191,473

		TOTAL PURCHASED OPTIONS (Cost - $1,303,936)	389,328

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $536,708,856)	572,597,699

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements (c) - 2.3%
$5,000,000		Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutsche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $5,000,618; (Fully collateralized by various U.S. government agency obligations 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $5,100,020)	5,000,000
3,773,000		Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman Sachs & Co., Inc., 4.440% due 2/1/06; Proceeds at maturity - $3,773,465; (Fully collateralized by various U.S. Treasury Obligations, 0.875% to 4.250% due 1/15/07 to 4/15/32; Market value - $3,849,093)	3,773,000
5,000,000		Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06 with Morgan Stanley, 4.450% due 2/1/06; Proceeds at maturity - $5,000,618; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value - $5,160,854)	5,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $13,773,000)	13,773,000

		TOTAL INVESTMENTS - 100.0% (Cost - $550,481,856#)	$586,370,699

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(c)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
DEM	— German Mark
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
ITL	— Italian Lira
MXN	— Mexican Peso
PGDP	— Peso Gross Domestic Product
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Debt Fund (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk by the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,401,419
Gross unrealized depreciation	(2,512,576)

Net unrealized appreciation	$35,888,843

At January 31, 2006, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$12,378,333	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 6/29/05 bearing 2.500% to be repurchased at $12,692,090 on 6/29/06, collateralized by: $10,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) - $13,414,674 (Cost - $12,378,333)	$12,378,333

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2006 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$12,378,333	2.50%	$12,378,333

Interest rate on reverse repurchase agreement is 2.50% during the period ended January 31, 2006. Interest expense incurred on reverse repurchase agreement totaled $79,084.

At January 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Note	1,250	3/06	$135,522,638	$135,546,875	$(24,237)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Debt Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Salomon Brothers Emerging Markets Debt Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date March 31, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date March 31, 2006